Other assets:	9 Months Ended
Dec. 31, 2011
Other assets:
Other assets:
8.	Other assets:

	December 31, 2011	March 31, 2011
Note receivable (a)	$2,446	$1,852
Deferred financing charges (b)	1,323	130
Other	259	—

	4,028	1,982
Current portion	(2,034)	—

	$1,994	$1,982

(a)	On October 15, 2010, the Company entered into a Note and Warrant Purchase Agreement (the “Agreement”) with a private energy company based in the United States to fund operating and capital expenditures related to infrastructure development activities. The Agreement was subsequently amended on September 30, 2011.

Under the Agreement, the Company loaned $2,200 and received 1,427,179 warrants representing 20% of the current outstanding shares to purchase common shares at $0.10 per share for a period of five years. The loan bears interest at 12.5%, and is payable on maturity dates ranging from October 15, 2012 to October 20, 2013.

Recoverability of the loan will depend on the future success of the counterparty’s operations and cash flows. The Company has determined that the fair value of the warrants is nominal, given that the counterparty’s development activities are at an early stage.

(b)	Financing charges incurred on the issuance of subordinated debentures (note 13(a)) have been deferred and are being amortized into income over the term of the loans using the effective interest rate method.